GOODWILL	12 Months Ended
Dec. 31, 2018
Disclosure of goodwill [Abstract]
GOODWILL
NOTE 7 -        GOODWILL

Annual test for impairment:

By the end of the year 2018 the amount of goodwill was NIS 36 thousand, based on the materiality estimate, the Group determined that no test for impairment of goodwill was necessary.